                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D. C. 20549

                                     FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

     1.   Name and address of issuer:

          Waddell & Reed Advisors Cash Management, Inc.
          6300 Lamar Avenue
          P. O. Box 29217
          Shawnee Mission, Kansas 66201-9217

     2.   Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                            [ X ]

     3.   Investment Company Act File Number:

          811-2922/CIK#311405

          Securities Act File Number:

          2-64526

     4(a).     Last day of fiscal year for which this Form is filed:

               September 30, 2008

     4(b). [  ] Check box if this notice is being filed late (i.e., more than
                90 calendar days after the end of the issuer's fiscal year).
                (See Instruction A.2)

       Note:  If the Form is being filed late, interest must be paid on the registration fee due.

     4(c). [  ] Check box if this is the last time the issuer will be filing this Form.

     5.   Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during the fiscal year
               pursuant to Rule 24f:                             $3,354,921,979

         (ii) Aggregate price of shares redeemed or repurchased during the
               fiscal year:                       $3,134,466,579
                                                  --------------

        (iii) Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                  $129,533,374
                                                  --------------

         (iv) Total available redemption credits [add items 5(ii) and 5(iii)]:
                                                                 $3,263,999,953
                                                                 --------------

          (v)  Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:                      -$90,922,026
                                                                 --------------

          (vi) Redemption credits available for use in future years -- if Item
               5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
               5(i)]:
                                                  $(        )
                                                  --------------

        (vii) Multiplier for determining registration fee (See Instruction
               C.9):
                                                                 x   .0000393
                                                                 --------------
       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
               "0" if no fee is due):
                                                                 =$3,573.24
                                                                 ==============

     6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
          (number of shares or other units) deducted here:___________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

     7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$
                                                                 ---------------

     8.   Total of the amount of the registration fee due plus any interest due
          [line 5(viii) plus line 7]:
                                                                 =$
                                                                 ==============

     9.   Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository:

          December 15, 2008

               Method of Delivery:

                              [ X ]   Wire Transfer
                              [   ]   Mail or other means

                                     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*     ---------------------------------
                                   Kristen A. Richards
                                   Vice President and Assistant Secretary

     Date December 16, 2008
          -------------------------------

     *Please print the name and title of the signing officer below the signature.